Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Summary of Investment Classified as Non-current Assets Held For Distribution (Detail) - CLP ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Noncurrent Assets And Disposal Groups Classified As Held For Sale [Line Items]
Equity of Centrales Hidroeléctricas de Aysén S.A.	$ 1,989,013,953	$ 1,729,760,249	$ 3,543,890,079	$ 3,523,886,341
Investments accounted for using the equity method	12,707,221	18,738,198	45,716,371
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Noncurrent Assets And Disposal Groups Classified As Held For Sale [Line Items]
Equity of Centrales Hidroeléctricas de Aysén S.A.	$ 8,245,555
Ownership	51.00%
Investments accounted for using the equity method	$ 4,205,232	$ 6,441,166	$ 6,280,293